Organization and description of business operations - Going concern, liquidity and capital resources (Details) - USD ($)		3 Months Ended		9 Months Ended		12 Months Ended
	May 19, 2021	Sep. 30, 2022	Sep. 30, 2021	Sep. 30, 2022	Sep. 30, 2021	Dec. 31, 2021	Dec. 31, 2020
Organization and description of business operations
Revenue				$ 0		$ 0
Accumulated deficit		$ (28,519,368)		(28,519,368)		(18,938,249)	$ (8,709,278)
Net income (loss)		$ (11,463,613)	$ (3,110,642)	(9,581,119)	$ (16,462,227)	(10,228,971)	(7,826,008)
Net cash used in operating activities				$ (3,004,175)	(4,264,250)	(5,512,639)	$ (2,348,822)
Proceeds from SAFE investment	$ 5,000,000.0				$ 5,000,000	$ 5,000,000